UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		08/14/2009
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Second quarter 2009

Form 13F Information Table Entry Total:  	70

Form 13F Information Table Value Total:  	$613,861
					 	(thousands)

List of Other Included Managers: 		NONE

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

							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	191		47,810		SH 		SOLE	NONE	47,810
AK STL HLDG CORP	COM			001547108	19,073		993,900		SH 		SOLE	NONE	993,900
ADOBE SYS INC		COM			00724F101	1,415		50,000		SH 		SOLE	NONE	50,000
ALPHA NATURAL RESOURCES COM			02076X102	30,268		1,152,200	SH 		SOLE	NONE	1,152,200
AMAZON COM INC		COM			023135106	3,388		40,500		SH 		SOLE	NONE	40,500
APPLE INC		COM			037833100	11,537		81,000		SH 		SOLE	NONE	81,000
ARCELORMITTAL SA LUXEM	NY REGISTRY SH		03938L104	29,970		906,000		SH 		SOLE	NONE	906,000
ARCELORMITTAL SA LUXEM	NOTE 5.000% 5/1		03938LAK0	316		250,000		PRN		SOLE	NONE	250,000
BPZ RESOURCES INC	COM			055639108	6,538		1,337,000	SH 		SOLE	NONE	1,337,000
BALLY TECHNOLOGIES INC	COM			05874B107	28,068		938,086		SH 		SOLE	NONE	938,086
BANK OF AMERICA CORP	COM			060505104	13,121		994,000		SH 		SOLE	NONE	994,000
BAXTER INTL INC		COM			071813109	2,648		50,000		SH 		SOLE	NONE	50,000
BECTON DICKINSON & CO	COM			075887109	3,566		50,000		SH 		SOLE	NONE	50,000
BOYD GAMING CORP	COM			103304101	3,012		354,400		SH 		SOLE	NONE	354,400
CALGON CARBON CORP	COM			129603106	139		10,000		SH 		SOLE	NONE	10,000
CALPINE CORP		COM NEW			131347304	3,205		287,400		SH 		SOLE	NONE	287,400
CERNER CORP		COM			156782104	3,115		50,000		SH 		SOLE	NONE	50,000
COMPAN SIDERURGICA NAC	SPONSORED ADR		20440W105	2,217		99,200		SH 		SOLE	NONE	99,200
CROWN CASTLE INTL CORP	COM			228227104	30,493		1,269,500	SH 		SOLE	NONE	1,269,500
ENTERPRISE PRD PRTNRS L	COM			293792107	499		20,000		SH 		SOLE	NONE	20,000
EQUINIX INC		COM NEW			29444U502	6,605		90,800		SH 		SOLE	NONE	90,800
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	895		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	401		500,000		PRN		SOLE	NONE	500,000
EQUINIX INC		NOTE 4.750% 6/1		29444UAH9	7,464		7,000,000	PRN		SOLE	NONE	7,000,000
EQT CORP		COM			26884L109	349		10,000		SH		SOLE	NONE	10,000
FINISAR			COM			31787A101	2,937		5,152,150	SH		SOLE	NONE	5,152,150
FINISAR			NOTE 2.500%10/1		31787AAF8	1,480		2,000,000	PRN		SOLE	NONE	2,000,000
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	897		2,250,000	PRN		SOLE	NONE	2,250,000
FORD MTR CO DEL		COM PAR $0.01		345370860	30,369		5,003,100	PRN		SOLE	NONE	5,003,100
GENTEX CORP		COM			371901109	5,871		506,100		SH		SOLE	NONE	506,100
GOODYEAR TIRE & RUBR CO	COM			382550101	26,870		2,386,300	SH		SOLE	NONE	2,386,300
GOOGLE INC		CL A			38259P508	26,328		62,450		SH		SOLE	NONE	62,450
HESS CORP		COM			42809H107	1,075		20,000		SH		SOLE	NONE	20,000
HOLOGIC INC		FRNT 2.000%12/1		436440AA9	11,735		16,528,000	PRN		SOLE	NONE	16,528,000
ILLUMINA INC		COM			452327109	1,776		45,600		SH		SOLE	NONE	45,600
INTEL CORP		COM			458140100	9,865		596,100		SH		SOLE	NONE	596,100
INTL GAME TECHNOLOG	COM			459902102	6,826		429,300		SH		SOLE	NONE	429,300
JPMORGAN CHASE & CO	COM			46625H100	3,391		99,400		SH		SOLE	NONE	99,400
JOY GLOBAL INC		COM			481165108	536		15,000		SH		SOLE	NONE	15,000
JUNIPER NETWORKS INC	COM			48203R104	1,189		50,400		SH		SOLE	NONE	50,400
MASTERCARD INC		CL A			57636Q104	22,169		132,500		SH		SOLE	NONE	132,500
MICROSOFT CORP		COM			594918104	16,580		697,500		SH		SOLE	NONE	697,500
MOSAIC CO		COM			61945A107	17,999		406,300		SH		SOLE	NONE	406,300
NVIDIA CORP		COM			67066G104	35,346		3,130,700	SH		SOLE	NONE	3,130,700
NATIONAL SEMICONDUCTOR	COM			637640103	4,990		397,600		SH		SOLE	NONE	397,600
NETAPP INC		COM			64110D104	9,475		480,500		SH		SOLE	NONE	480,500
NOBLE ENERGY INC	COM			655044105	590		10,000		SH		SOLE	NONE	10,000
NUANCE COMMUNICATIONS	COM			67020Y100	29,975		2,477,300	SH		SOLE	NONE	2,477,300
NUCOR CORP		COM			670346105	21,198		477,100		SH		SOLE	NONE	477,100
PAR PHARMACEUTICAL COS	COM			69888P106	3,030		200,000		SH		SOLE	NONE	200,000
PETRO BRASILEIRO SA PET	SPONSORED ADR		71654V408	205		5,000		SH		SOLE	NONE	5,000
PFIZER INC		COM			717081103	4,500		300,000		SH		SOLE	NONE	300,000
POTASH CORP SASK INC	COM			73755L107	13,092		140,700		SH		SOLE	NONE	140,700
QUALCOMM INC		COM			747525103	6,947		153,700		SH		SOLE	NONE	153,700
RESEARCH IN MOTION LTD	COM			760975102	6,775		95,300		SH		SOLE	NONE	95,300
RIVERBED TECHNOLOGY INC	COM			768573107	9,183		396,000		SH		SOLE	NONE	396,000
SBA COMMUNICATIONS CORP	COM			78388J106	12,937		527,171		SH		SOLE	NONE	527,171
SOUTHERN COPPER CORP	COM			84265V105	307		15,000		SH		SOLE	NONE	15,000
STEEL DYNAMICS INC	COM			858119100	1,468		99,200		SH		SOLE	NONE	99,200
TESCO CORP		COM			88157K101	392		49,416		SH		SOLE	NONE	49,416
TEVA PHARMACEUTICAL IND	ADR			881624209	2,467		50,000		SH		SOLE	NONE	50,000
UNITED STATES STL CORP	COM			912909108	1,769		49,500		SH		SOLE	NONE	49,500
VMWARE INC		CL A COM		928563402	1,377		50,500		SH		SOLE	NONE	50,500
VARIAN MED SYS INC	COM			92220P105	8,662		246,507		SH		SOLE	NONE	246,507
VERISIGN INC		SDCV 3.250% 8/1		92343EAD4	19,838		30,000,000	PRN		SOLE	NONE	30,000,000
WMS INDS INC		COM			929297109	4,101		130,151		SH		SOLE	NONE	130,151
WAL MART STORES INC	COM			931142103	242		5,000		SH		SOLE	NONE	5,000
WALTER ENERGY INC	COM			93317Q105	7,148		197,241		SH		SOLE	NONE	197,241
YAHOO INC		COM			984332106	6,223		397,400		SH		SOLE	NONE	397,400
ZEBRA TECHNOLOGIES CORP	CL A			989207105	5,241		221,500		SH		SOLE	NONE	221,500

